UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: September 30

Date of reporting period: September 30, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Franklin S&P 500 Index Fund
Class A [SBSPX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin S&P 500 Index Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$64	0.54%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class A shares of Franklin S&P 500 Index Fund returned 35.60%. The Fund compares its performance to the S&P 500 Index, which returned 36.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
NVIDIA, a graphics, computing and networking solutions company, with its weight in the benchmark and triple-digit performance, was the top contributor. The company’s compute and networking segment, which includes AI, was its biggest revenue generator.

↑	Microsoft, a software and technology company, contributed meaningfully on consistent earnings per share and revenue beats for the period.
↑	Apple, a technology company, outperformed the benchmark as its expanding services sector, including Apple Music and Apple TV+, played a pivotal role in its revenue growth.

Top detractors from performance:
↓	Chevron, an energy and chemical company, was the top detractor considering both its weight in the benchmark and negative return, it suffered along with the Energy sector as a whole over the period.
↓	Tesla, an automotive and energy generation and storage company, only meaningfully weighted, underperformed as returns were significantly lower than the benchmark overall.
↓
Intel, a chip manufacturer, with a negative return in a positive return environment; saw its quarterly margins and guidance come in worse than expected and is pursuing major cost-cutting and restructuring initiatives.

Use of derivatives and the impact on performance:
The Fund used S&P 500 futures to manage cash flows, which modestly contributed to performance.
Franklin S&P 500 Index Fund	PAGE 1	7614-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class A 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class A	35.60	15.39	12.76
Russell 3000 Index	35.19	15.26	12.83
S&P 500 Index	36.35	15.98	13.38
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
“S&P 500®” is a trademark of Standard & Poor’s (S&P).   The Franklin S&P 500 Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Fund.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$567,725,831
Total Number of Portfolio Holdings*	504
Total Management Fee Paid	$962,174
Portfolio Turnover Rate	1%
*	Does not include derivatives, except purchased options, if any.
Franklin S&P 500 Index Fund	PAGE 2	7614-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin S&P 500 Index Fund	PAGE 3	7614-ATSR-1124

Franklin S&P 500 Index Fund
Class D [SBSDX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin S&P 500 Index Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class D	$40	0.34%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class D shares of Franklin S&P 500 Index Fund returned 35.89%. The Fund compares its performance to the S&P 500 Index, which returned 36.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
NVIDIA, a graphics, computing and networking solutions company, with its weight in the benchmark and triple-digit performance, was the top contributor. The company’s compute and networking segment, which includes AI, was its biggest revenue generator.

↑	Microsoft, a software and technology company, contributed meaningfully on consistent earnings per share and revenue beats for the period.
↑	Apple, a technology company, outperformed the benchmark as its expanding services sector, including Apple Music and Apple TV+, played a pivotal role in its revenue growth.

Top detractors from performance:
↓	Chevron, an energy and chemical company, was the top detractor considering both its weight in the benchmark and negative return, it suffered along with the Energy sector as a whole over the period.
↓	Tesla, an automotive and energy generation and storage company, only meaningfully weighted, underperformed as returns were significantly lower than the benchmark overall.
↓
Intel, a chip manufacturer, with a negative return in a positive return environment; saw its quarterly margins and guidance come in worse than expected and is pursuing major cost-cutting and restructuring initiatives.

Use of derivatives and the impact on performance:
The Fund used S&P 500 futures to manage cash flows, which modestly contributed to performance.
Franklin S&P 500 Index Fund	PAGE 1	7113-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class D 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class D	35.89	15.63	13.00
Russell 3000 Index	35.19	15.26	12.83
S&P 500 Index	36.35	15.98	13.38
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
“S&P 500®” is a trademark of Standard & Poor’s (S&P).   The Franklin S&P 500 Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Fund.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$567,725,831
Total Number of Portfolio Holdings*	504
Total Management Fee Paid	$962,174
Portfolio Turnover Rate	1%
*	Does not include derivatives, except purchased options, if any.
Franklin S&P 500 Index Fund	PAGE 2	7113-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin S&P 500 Index Fund	PAGE 3	7113-ATSR-1124

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Stephen R. Gross as the Audit Committee’s financial expert. Stephen R. Gross is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending September 30, 2023 and September 30, 2024 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $116,316 in September 30, 2023 and $38,230 in September 30, 2024.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in September 30, 2023 and $0 in September 30, 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $40,000 in September 30, 2023 and $10,000 in September 30, 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Investment Trust., were $0 in September 30, 2023 and $0 in September 30, 2024.

All Other Fees. There were no other non-audit services rendered by the Auditor to Franklin Templeton Fund Adviser, LLC (“FTFA”), and any entity controlling, controlled by or under common control with FTFA that provided ongoing services to Legg Mason Partners Investment Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by FTFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Investment Trust, FTFA and any entity controlling, controlled by, or under common control with FTFA that provides ongoing services to Legg Mason Partners Investment Trust during the reporting period were $799,106 in September 30, 2023 and $533,584 in September 30, 2024.

(h) Yes. Legg Mason Partners Investment Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Investment Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Andrew L. Breech

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien*

Thomas F. Schlafly

* Effective February 7, 2024, Mr. O’Brien became Chair of the Board.

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
S&P 500 Index Fund
Financial Statements and Other Important Information
Annual  | September 30, 2024

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
September 30, 2024
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.6%
Communication Services — 8.7%
Diversified Telecommunication Services — 0.7%
AT&T Inc.	82,275	$1,810,050
Verizon Communications Inc.	48,286	2,168,524
Total Diversified Telecommunication Services		3,978,574
Entertainment — 1.2%
Electronic Arts Inc.	2,763	396,325
Live Nation Entertainment Inc.	1,907	208,797 *
Netflix Inc.	4,947	3,508,759 *
Take-Two Interactive Software Inc.	1,801	276,832 *
Walt Disney Co.	20,963	2,016,431
Warner Bros. Discovery Inc.	25,312	208,824 *
Total Entertainment		6,615,968
Interactive Media & Services — 6.1%
Alphabet Inc., Class A Shares	67,376	11,174,310
Alphabet Inc., Class C Shares	55,303	9,246,109
Match Group Inc.	3,010	113,898 *
Meta Platforms Inc., Class A Shares	25,134	14,387,707
Total Interactive Media & Services		34,922,024
Media — 0.5%
Charter Communications Inc., Class A Shares	1,112	360,377 *
Comcast Corp., Class A Shares	44,429	1,855,799
Fox Corp., Class A Shares	2,624	111,074
Fox Corp., Class B Shares	1,499	58,161
Interpublic Group of Cos. Inc.	4,137	130,853
News Corp., Class A Shares	4,240	112,911
News Corp., Class B Shares	1,272	35,553
Omnicom Group Inc.	2,223	229,836
Paramount Global, Class B Shares	7,879	83,675
Total Media		2,978,239
Wireless Telecommunication Services — 0.2%
T-Mobile US Inc.	5,695	1,175,220

Total Communication Services		49,670,025
Consumer Discretionary — 9.9%
Automobile Components — 0.0%††
Aptiv PLC	3,088	222,367 *
BorgWarner Inc.	2,485	90,181
Total Automobile Components		312,548
Automobiles — 1.6%
Ford Motor Co.	44,524	470,173
See Notes to Financial Statements.
Franklin S&P 500 Index Fund 2024 Annual Report

Schedule of Investments (cont’d)
September 30, 2024
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Automobiles — continued
General Motors Co.	13,019	$583,772
Tesla Inc.	31,952	8,359,602 *
Total Automobiles		9,413,547
Broadline Retail — 3.6%
Amazon.com Inc.	107,459	20,022,835 *
eBay Inc.	5,806	378,029
Total Broadline Retail		20,400,864
Distributors — 0.1%
Genuine Parts Co.	1,590	222,091
LKQ Corp.	2,846	113,612
Pool Corp.	435	163,908
Total Distributors		499,611
Hotels, Restaurants & Leisure — 1.9%
Airbnb Inc., Class A Shares	5,012	635,572 *
Booking Holdings Inc.	384	1,617,454
Caesars Entertainment Inc.	2,457	102,555 *
Carnival Corp.	11,466	211,892 *
Chipotle Mexican Grill Inc.	15,600	898,872 *
Darden Restaurants Inc.	1,355	222,396
Domino’s Pizza Inc.	403	173,346
Expedia Group Inc.	1,454	215,221 *
Hilton Worldwide Holdings Inc.	2,811	647,936
Las Vegas Sands Corp.	4,144	208,609
Marriott International Inc., Class A Shares	2,724	677,186
McDonald’s Corp.	8,292	2,524,997
MGM Resorts International	2,913	113,869 *
Norwegian Cruise Line Holdings Ltd.	4,870	99,884 *
Royal Caribbean Cruises Ltd.	2,702	479,227
Starbucks Corp.	13,107	1,277,801
Wynn Resorts Ltd.	1,072	102,783
Yum! Brands Inc.	3,197	446,653
Total Hotels, Restaurants & Leisure		10,656,253
Household Durables — 0.4%
DR Horton Inc.	3,364	641,750
Garmin Ltd.	1,768	311,221
Lennar Corp., Class A Shares	2,780	521,194
Mohawk Industries Inc.	564	90,624 *
NVR Inc.	36	353,225 *
PulteGroup Inc.	2,388	342,750
Total Household Durables		2,260,764
See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2024 Annual Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Leisure Products — 0.0%††
Hasbro Inc.	1,486	$107,468
Specialty Retail — 1.9%
AutoZone Inc.	196	617,408 *
Best Buy Co. Inc.	2,186	225,814
CarMax Inc.	1,787	138,278 *
Home Depot Inc.	11,398	4,618,470
Lowe’s Cos. Inc.	6,505	1,761,879
O’Reilly Automotive Inc.	669	770,420 *
Ross Stores Inc.	3,806	572,841
TJX Cos. Inc.	13,055	1,534,485
Tractor Supply Co.	1,224	356,098
Ulta Beauty Inc.	544	211,681 *
Total Specialty Retail		10,807,374
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.	1,746	278,400 *
Lululemon Athletica Inc.	1,288	349,499 *
NIKE Inc., Class B Shares	13,703	1,211,345
Ralph Lauren Corp.	443	85,884
Tapestry Inc.	2,608	122,524
Total Textiles, Apparel & Luxury Goods		2,047,652

Total Consumer Discretionary		56,506,081
Consumer Staples — 5.8%
Beverages — 1.3%
Brown-Forman Corp., Class B Shares	2,021	99,433
Coca-Cola Co.	44,775	3,217,532
Constellation Brands Inc., Class A Shares	1,835	472,861
Keurig Dr Pepper Inc.	12,490	468,125
Molson Coors Beverage Co., Class B Shares	2,064	118,721
Monster Beverage Corp.	8,086	421,847 *
PepsiCo Inc.	15,788	2,684,749
Total Beverages		7,483,268
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	5,085	4,507,954
Dollar General Corp.	2,494	210,918
Dollar Tree Inc.	2,352	165,393 *
Kroger Co.	7,555	432,901
Sysco Corp.	5,653	441,273
Target Corp.	5,359	835,254
Walgreens Boots Alliance Inc.	8,128	72,827
See Notes to Financial Statements.
Franklin S&P 500 Index Fund 2024 Annual Report

Schedule of Investments (cont’d)
September 30, 2024
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Staples Distribution & Retail — continued
Walmart Inc.	50,002	$4,037,661
Total Consumer Staples Distribution & Retail		10,704,181
Food Products — 0.7%
Archer-Daniels-Midland Co.	5,613	335,321
Bunge Global SA	1,594	154,044
Campbell Soup Co.	2,134	104,395
Conagra Brands Inc.	5,951	193,527
General Mills Inc.	6,409	473,305
Hershey Co.	1,677	321,615
Hormel Foods Corp.	3,295	104,452
JM Smucker Co.	1,205	145,925
Kellanova	2,988	241,161
Kraft Heinz Co.	10,316	362,195
Lamb Weston Holdings Inc.	1,639	106,109
McCormick & Co. Inc., Non Voting Shares	2,914	239,822
Mondelez International Inc., Class A Shares	15,483	1,140,633
Tyson Foods Inc., Class A Shares	3,247	193,391
Total Food Products		4,115,895
Household Products — 1.2%
Church & Dwight Co. Inc.	2,791	292,274
Clorox Co.	1,441	234,753
Colgate-Palmolive Co.	9,479	984,015
Kimberly-Clark Corp.	3,825	544,221
Procter & Gamble Co.	27,046	4,684,367
Total Household Products		6,739,630
Personal Care Products — 0.1%
Estee Lauder Cos. Inc., Class A Shares	2,666	265,773
Kenvue Inc.	21,921	507,033
Total Personal Care Products		772,806
Tobacco — 0.6%
Altria Group Inc.	19,825	1,011,868
Philip Morris International Inc.	17,825	2,163,955
Total Tobacco		3,175,823

Total Consumer Staples		32,991,603
Energy — 3.3%
Energy Equipment & Services — 0.3%
Baker Hughes Co.	11,447	413,809
Halliburton Co.	10,106	293,579
Schlumberger NV	16,553	694,399
Total Energy Equipment & Services		1,401,787
See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2024 Annual Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — 3.0%
APA Corp.	4,429	$108,333
Chevron Corp.	19,629	2,890,763
ConocoPhillips	13,409	1,411,700
Coterra Energy Inc.	8,448	202,330
Devon Energy Corp.	7,174	280,647
Diamondback Energy Inc.	2,050	353,420
EOG Resources Inc.	6,425	789,825
EQT Corp.	6,900	252,816
Exxon Mobil Corp.	51,015	5,979,978
Hess Corp.	3,126	424,511
Kinder Morgan Inc.	22,039	486,842
Marathon Oil Corp.	6,372	169,686
Marathon Petroleum Corp.	3,821	622,479
Occidental Petroleum Corp.	7,761	400,002
ONEOK Inc.	6,778	617,679
Phillips 66	4,814	632,800
Targa Resources Corp.	2,547	376,982
Valero Energy Corp.	3,712	501,231
Williams Cos. Inc.	14,114	644,304
Total Oil, Gas & Consumable Fuels		17,146,328

Total Energy		18,548,115
Financials — 12.8%
Banks — 3.1%
Bank of America Corp.	77,369	3,070,002
Citigroup Inc.	21,927	1,372,630
Citizens Financial Group Inc.	5,438	223,339
Fifth Third Bancorp	7,765	332,653
Huntington Bancshares Inc.	16,452	241,845
JPMorgan Chase & Co.	32,728	6,901,026
KeyCorp	10,703	179,275
M&T Bank Corp.	1,894	337,359
PNC Financial Services Group Inc.	4,612	852,528
Regions Financial Corp.	10,949	255,440
Truist Financial Corp.	15,432	660,027
US Bancorp	18,066	826,158
Wells Fargo & Co.	39,196	2,214,182
Total Banks		17,466,464
Capital Markets — 3.0%
Ameriprise Financial Inc.	1,128	529,946
Bank of New York Mellon Corp.	8,686	624,176
See Notes to Financial Statements.
Franklin S&P 500 Index Fund 2024 Annual Report

Schedule of Investments (cont’d)
September 30, 2024
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
BlackRock Inc.	1,603	$1,522,065
Blackstone Inc.	8,227	1,259,800
Cboe Global Markets Inc.	1,205	246,868
Charles Schwab Corp.	17,193	1,114,278
CME Group Inc.	4,168	919,669
FactSet Research Systems Inc.	433	199,115
Franklin Resources Inc.	3,633	73,205 (a)
Goldman Sachs Group Inc.	3,644	1,804,181
Intercontinental Exchange Inc.	6,619	1,063,276
Invesco Ltd.	5,106	89,661
KKR & Co. Inc.	7,691	1,004,291
MarketAxess Holdings Inc.	430	110,166
Moody’s Corp.	1,819	863,279
Morgan Stanley	14,353	1,496,157
MSCI Inc.	903	526,386
Nasdaq Inc.	4,986	364,028
Northern Trust Corp.	2,474	222,734
Raymond James Financial Inc.	2,124	260,105
S&P Global Inc.	3,680	1,901,162
State Street Corp.	3,420	302,567
T. Rowe Price Group Inc.	2,535	276,138
Total Capital Markets		16,773,253
Consumer Finance — 0.5%
American Express Co.	6,438	1,745,985
Capital One Financial Corp.	4,338	649,529
Discover Financial Services	2,880	404,035
Synchrony Financial	4,558	227,353
Total Consumer Finance		3,026,902
Financial Services — 4.1%
Berkshire Hathaway Inc., Class B Shares	21,084	9,704,122 *
Corpay Inc.	798	249,583 *
Fidelity National Information Services Inc.	6,314	528,798
Fiserv Inc.	6,603	1,186,229 *
Global Payments Inc.	2,898	296,813
Jack Henry & Associates Inc.	828	146,175
Mastercard Inc., Class A Shares	9,508	4,695,050
PayPal Holdings Inc.	11,875	926,606 *
Visa Inc., Class A Shares	19,255	5,294,162
Total Financial Services		23,027,538
See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2024 Annual Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — 2.1%
Aflac Inc.	5,870	$656,266
Allstate Corp.	3,057	579,760
American International Group Inc.	7,534	551,715
Aon PLC, Class A Shares	2,468	853,903
Arch Capital Group Ltd.	4,245	474,931 *
Arthur J Gallagher & Co.	2,480	697,798
Assurant Inc.	560	111,362
Brown & Brown Inc.	2,688	278,477
Chubb Ltd.	4,307	1,242,096
Cincinnati Financial Corp.	1,777	241,885
Erie Indemnity Co., Class A Shares	297	160,327
Everest Group Ltd.	493	193,172
Globe Life Inc.	953	100,932
Hartford Financial Services Group Inc.	3,357	394,817
Loews Corp.	2,061	162,922
Marsh & McLennan Cos. Inc.	5,666	1,264,028
MetLife Inc.	6,849	564,905
Principal Financial Group Inc.	2,448	210,283
Progressive Corp.	6,723	1,706,028
Prudential Financial Inc.	4,086	494,815
Travelers Cos. Inc.	2,671	625,334
Willis Towers Watson PLC	1,172	345,189
WR Berkley Corp.	3,504	198,782
Total Insurance		12,109,727

Total Financials		72,403,884
Health Care — 11.4%
Biotechnology — 1.9%
AbbVie Inc.	20,397	4,028,000
Amgen Inc.	6,151	1,981,914
Biogen Inc.	1,659	321,581 *
Gilead Sciences Inc.	14,328	1,201,259
Incyte Corp.	1,683	111,246 *
Moderna Inc.	3,751	250,679 *
Regeneron Pharmaceuticals Inc.	1,219	1,281,462 *
Vertex Pharmaceuticals Inc.	2,962	1,377,567 *
Total Biotechnology		10,553,708
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	19,981	2,278,034
Align Technology Inc.	776	197,352 *
Baxter International Inc.	5,785	219,656
See Notes to Financial Statements.
Franklin S&P 500 Index Fund 2024 Annual Report

Schedule of Investments (cont’d)
September 30, 2024
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Equipment & Supplies — continued
Becton Dickinson & Co.	3,349	$807,444
Boston Scientific Corp.	16,893	1,415,633 *
Cooper Cos. Inc.	2,256	248,927 *
Dexcom Inc.	4,514	302,619 *
Edwards Lifesciences Corp.	6,998	461,798 *
GE HealthCare Technologies Inc.	4,831	453,389
Hologic Inc.	2,632	214,403 *
IDEXX Laboratories Inc.	944	476,928 *
Insulet Corp.	809	188,295 *
Intuitive Surgical Inc.	4,078	2,003,399 *
Medtronic PLC	14,943	1,345,318
ResMed Inc.	1,679	409,877
Solventum Corp.	1,526	106,393 *
STERIS PLC	1,133	274,798
Stryker Corp.	3,991	1,441,789
Teleflex Inc.	535	132,316
Zimmer Biomet Holdings Inc.	2,335	252,063
Total Health Care Equipment & Supplies		13,230,431
Health Care Providers & Services — 2.4%
Cardinal Health Inc.	2,765	305,588
Cencora Inc.	2,047	460,739
Centene Corp.	6,115	460,337 *
Cigna Group	3,195	1,106,876
CVS Health Corp.	14,528	913,521
DaVita Inc.	573	93,932 *
Elevance Health Inc.	2,673	1,389,960
HCA Healthcare Inc.	2,132	866,509
Henry Schein Inc.	1,420	103,518 *
Humana Inc.	1,368	433,300
Labcorp Holdings Inc.	957	213,870
McKesson Corp.	1,481	732,236
Molina Healthcare Inc.	665	229,132 *
Quest Diagnostics Inc.	1,261	195,770
UnitedHealth Group Inc.	10,632	6,216,318
Universal Health Services Inc., Class B Shares	677	155,040
Total Health Care Providers & Services		13,876,646
Life Sciences Tools & Services — 1.2%
Agilent Technologies Inc.	3,309	491,320
Bio-Techne Corp.	1,747	139,638
Charles River Laboratories International Inc.	585	115,227 *
See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2024 Annual Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Life Sciences Tools & Services — continued
Danaher Corp.	7,456	$2,072,917
IQVIA Holdings Inc.	1,953	462,802 *
Mettler-Toledo International Inc.	242	362,927 *
Revvity Inc.	1,449	185,110
Thermo Fisher Scientific Inc.	4,387	2,713,667
Waters Corp.	673	242,206 *
West Pharmaceutical Services Inc.	829	248,833
Total Life Sciences Tools & Services		7,034,647
Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	23,076	1,193,952
Catalent Inc.	2,079	125,925 *
Eli Lilly & Co.	9,080	8,044,335
Johnson & Johnson	27,779	4,501,865
Merck & Co. Inc.	29,049	3,298,804
Pfizer Inc.	65,172	1,886,078
Viatris Inc.	13,516	156,921
Zoetis Inc.	5,269	1,029,457
Total Pharmaceuticals		20,237,337

Total Health Care		64,932,769
Industrials — 8.4%
Aerospace & Defense — 1.9%
Axon Enterprise Inc.	804	321,278 *
Boeing Co.	6,815	1,036,153 *
General Dynamics Corp.	3,003	907,507
General Electric Co.	12,408	2,339,901
Howmet Aerospace Inc.	4,723	473,481
Huntington Ingalls Industries Inc.	495	130,868
L3Harris Technologies Inc.	2,172	516,654
Lockheed Martin Corp.	2,460	1,438,017
Northrop Grumman Corp.	1,585	836,991
RTX Corp.	15,249	1,847,569
Textron Inc.	2,309	204,531
TransDigm Group Inc.	647	923,353
Total Aerospace & Defense		10,976,303
Air Freight & Logistics — 0.4%
CH Robinson Worldwide Inc.	1,329	146,682
Expeditors International of Washington Inc.	1,580	207,612
FedEx Corp.	2,623	717,862
United Parcel Service Inc., Class B Shares	8,406	1,146,074
Total Air Freight & Logistics		2,218,230
See Notes to Financial Statements.
Franklin S&P 500 Index Fund 2024 Annual Report

Schedule of Investments (cont’d)
September 30, 2024
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Building Products — 0.6%
Allegion PLC	972	$141,659
AO Smith Corp.	1,316	118,216
Builders FirstSource Inc.	1,386	268,690 *
Carrier Global Corp.	9,717	782,121
Johnson Controls International PLC	7,647	593,484
Masco Corp.	2,500	209,850
Trane Technologies PLC	2,608	1,013,808
Total Building Products		3,127,828
Commercial Services & Supplies — 0.6%
Cintas Corp.	4,000	823,520
Copart Inc.	9,932	520,437 *
Republic Services Inc.	2,311	464,141
Rollins Inc.	3,188	161,249
Veralto Corp.	2,965	331,665
Waste Management Inc.	4,209	873,788
Total Commercial Services & Supplies		3,174,800
Construction & Engineering — 0.1%
Quanta Services Inc.	1,713	510,731
Electrical Equipment — 0.7%
AMETEK Inc.	2,630	451,597
Eaton Corp. PLC	4,600	1,524,624
Emerson Electric Co.	6,630	725,123
GE Vernova Inc.	3,111	793,243 *
Generac Holdings Inc.	688	109,310 *
Hubbell Inc.	620	265,577
Rockwell Automation Inc.	1,313	352,488
Total Electrical Equipment		4,221,962
Ground Transportation — 1.0%
CSX Corp.	22,687	783,382
J.B. Hunt Transport Services Inc.	925	159,405
Norfolk Southern Corp.	2,565	637,403
Old Dominion Freight Line Inc.	2,230	442,967
Uber Technologies Inc.	24,001	1,803,915 *
Union Pacific Corp.	7,011	1,728,072
Total Ground Transportation		5,555,144
Industrial Conglomerates — 0.4%
3M Co.	6,282	858,749
Honeywell International Inc.	7,477	1,545,571
Total Industrial Conglomerates		2,404,320
See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2024 Annual Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — 1.7%
Caterpillar Inc.	5,554	$2,172,280
Cummins Inc.	1,553	502,846
Deere & Co.	2,920	1,218,604
Dover Corp.	1,560	299,114
Fortive Corp.	4,192	330,875
IDEX Corp.	859	184,255
Illinois Tool Works Inc.	3,163	828,927
Ingersoll Rand Inc.	4,605	452,027
Nordson Corp.	584	153,376
Otis Worldwide Corp.	4,590	477,085
PACCAR Inc.	5,950	587,146
Parker-Hannifin Corp.	1,489	940,780
Pentair PLC	1,885	184,334
Snap-on Inc.	598	173,247
Stanley Black & Decker Inc.	1,747	192,397
Westinghouse Air Brake Technologies Corp.	2,011	365,539
Xylem Inc.	2,751	371,468
Total Machinery		9,434,300
Passenger Airlines — 0.1%
Delta Air Lines Inc.	7,325	372,037
Southwest Airlines Co.	6,794	201,306
United Airlines Holdings Inc.	3,733	213,005 *
Total Passenger Airlines		786,348
Professional Services — 0.6%
Amentum Holdings Inc.	1,421	45,827 *
Automatic Data Processing Inc.	4,718	1,305,612
Broadridge Financial Solutions Inc.	1,342	288,570
Dayforce Inc.	1,725	105,656 *
Equifax Inc.	1,419	416,988
Jacobs Solutions Inc.	1,421	186,009
Leidos Holdings Inc.	1,535	250,205
Paychex Inc.	3,634	487,647
Paycom Software Inc.	518	86,283
Verisk Analytics Inc.	1,620	434,095
Total Professional Services		3,606,892
Trading Companies & Distributors — 0.3%
Fastenal Co.	6,484	463,087
United Rentals Inc.	756	612,156
See Notes to Financial Statements.
Franklin S&P 500 Index Fund 2024 Annual Report

Schedule of Investments (cont’d)
September 30, 2024
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Trading Companies & Distributors — continued
W.W. Grainger Inc.	500	$519,405
Total Trading Companies & Distributors		1,594,648

Total Industrials		47,611,506
Information Technology — 31.3%
Communications Equipment — 0.8%
Arista Networks Inc.	2,927	1,123,441 *
Cisco Systems Inc.	46,420	2,470,473
F5 Inc.	665	146,433 *
Juniper Networks Inc.	3,689	143,797
Motorola Solutions Inc.	1,933	869,135
Total Communications Equipment		4,753,279
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A Shares	13,878	904,290
CDW Corp.	1,534	347,144
Corning Inc.	8,801	397,365
Jabil Inc.	1,377	165,006
Keysight Technologies Inc.	1,982	314,999 *
TE Connectivity PLC	3,476	524,841
Teledyne Technologies Inc.	551	241,151 *
Trimble Inc.	2,862	177,702 *
Zebra Technologies Corp., Class A Shares	584	216,267 *
Total Electronic Equipment, Instruments & Components		3,288,765
IT Services — 1.1%
Accenture PLC, Class A Shares	7,224	2,553,539
Akamai Technologies Inc.	1,729	174,543 *
Cognizant Technology Solutions Corp., Class A Shares	5,644	435,604
EPAM Systems Inc.	658	130,962 *
Gartner Inc.	881	446,456 *
GoDaddy Inc., Class A Shares	1,600	250,848 *
International Business Machines Corp.	10,541	2,330,404
VeriSign Inc.	969	184,071 *
Total IT Services		6,506,427
Semiconductors & Semiconductor Equipment — 11.0%
Advanced Micro Devices Inc.	18,560	3,045,325 *
Analog Devices Inc.	5,709	1,314,041
Applied Materials Inc.	9,529	1,925,334
Broadcom Inc.	53,589	9,244,102
Enphase Energy Inc.	1,553	175,520 *
First Solar Inc.	1,209	301,573 *
Intel Corp.	48,925	1,147,780
See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2024 Annual Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — continued
KLA Corp.	1,548	$1,198,787
Lam Research Corp.	1,501	1,224,936
Microchip Technology Inc.	6,118	491,214
Micron Technology Inc.	12,717	1,318,880
Monolithic Power Systems Inc.	553	511,248
NVIDIA Corp.	282,959	34,362,541
NXP Semiconductors NV	2,956	709,470
ON Semiconductor Corp.	4,852	352,304 *
Qorvo Inc.	1,070	110,531 *
QUALCOMM Inc.	12,833	2,182,252
Skyworks Solutions Inc.	1,842	181,934
Teradyne Inc.	1,964	263,039
Texas Instruments Inc.	10,449	2,158,450
Total Semiconductors & Semiconductor Equipment		62,219,261
Software — 10.2%
Adobe Inc.	5,090	2,635,500 *
ANSYS Inc.	991	315,762 *
Autodesk Inc.	2,428	668,866 *
Cadence Design Systems Inc.	3,146	852,660 *
Crowdstrike Holdings Inc., Class A Shares	2,619	734,551 *
Fair Isaac Corp.	280	544,186 *
Fortinet Inc.	7,211	559,213 *
Gen Digital Inc.	6,248	171,383
Intuit Inc.	3,218	1,998,378
Microsoft Corp.	85,517	36,797,965
Oracle Corp.	18,453	3,144,391
Palantir Technologies Inc., Class A Shares	23,401	870,517 *
Palo Alto Networks Inc.	3,716	1,270,129 *
PTC Inc.	1,382	249,672 *
Roper Technologies Inc.	1,215	676,075
Salesforce Inc.	11,158	3,054,056
ServiceNow Inc.	2,357	2,108,077 *
Synopsys Inc.	1,759	890,740 *
Tyler Technologies Inc.	482	281,353 *
Total Software		57,823,474
Technology Hardware, Storage & Peripherals — 7.6%
Apple Inc.	174,865	40,743,545
Dell Technologies Inc., Class C Shares	3,374	399,954
Hewlett Packard Enterprise Co.	14,683	300,414
HP Inc.	11,560	414,657
See Notes to Financial Statements.
Franklin S&P 500 Index Fund 2024 Annual Report

Schedule of Investments (cont’d)
September 30, 2024
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Technology Hardware, Storage & Peripherals — continued
NetApp Inc.	2,343	$289,384
Seagate Technology Holdings PLC	2,497	273,496
Super Micro Computer Inc.	569	236,932 *
Western Digital Corp.	3,707	253,151 *
Total Technology Hardware, Storage & Peripherals		42,911,533

Total Information Technology		177,502,739
Materials — 2.2%
Chemicals — 1.5%
Air Products & Chemicals Inc.	2,524	751,496
Albemarle Corp.	1,373	130,037
Celanese Corp.	1,452	197,414
CF Industries Holdings Inc.	2,083	178,721
Corteva Inc.	7,952	467,498
Dow Inc.	7,858	429,283
DuPont de Nemours Inc.	4,746	422,916
Eastman Chemical Co.	1,317	147,438
Ecolab Inc.	2,950	753,223
FMC Corp.	1,321	87,107
International Flavors & Fragrances Inc.	2,894	303,667
Linde PLC	5,513	2,628,929
LyondellBasell Industries NV, Class A Shares	2,920	280,028
Mosaic Co.	3,620	96,944
PPG Industries Inc.	2,672	353,933
Sherwin-Williams Co.	2,701	1,030,891
Total Chemicals		8,259,525
Construction Materials — 0.1%
Martin Marietta Materials Inc.	704	378,928
Vulcan Materials Co.	1,512	378,650
Total Construction Materials		757,578
Containers & Packaging — 0.2%
Amcor PLC	16,407	185,891
Avery Dennison Corp.	914	201,775
Ball Corp.	3,523	239,247
International Paper Co.	3,943	192,615
Packaging Corp. of America	1,012	217,985
Smurfit WestRock PLC	5,571	275,319
Total Containers & Packaging		1,312,832
Metals & Mining — 0.4%
Freeport-McMoRan Inc.	16,662	831,767
Newmont Corp.	13,325	712,221
See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2024 Annual Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Metals & Mining — continued
Nucor Corp.	2,722	$409,226
Steel Dynamics Inc.	1,677	211,436
Total Metals & Mining		2,164,650

Total Materials		12,494,585
Real Estate — 2.3%
Health Care REITs — 0.3%
Alexandria Real Estate Equities Inc.	1,784	211,850
Healthpeak Properties Inc.	8,034	183,738
Ventas Inc.	4,651	298,269
Welltower Inc.	6,717	859,977
Total Health Care REITs		1,553,834
Hotel & Resort REITs — 0.0%††
Host Hotels & Resorts Inc.	8,004	140,870
Industrial REITs — 0.3%
Prologis Inc.	10,677	1,348,292
Office REITs — 0.0%††
BXP Inc.	1,591	128,012
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A Shares	3,424	426,220 *
CoStar Group Inc.	4,642	350,192 *
Total Real Estate Management & Development		776,412
Residential REITs — 0.3%
AvalonBay Communities Inc.	1,633	367,833
Camden Property Trust	1,209	149,348
Equity Residential	3,915	291,511
Essex Property Trust Inc.	729	215,361
Invitation Homes Inc.	6,577	231,905
Mid-America Apartment Communities Inc.	1,326	210,702
UDR Inc.	3,439	155,924
Total Residential REITs		1,622,584
Retail REITs — 0.3%
Federal Realty Investment Trust	814	93,585
Kimco Realty Corp.	7,654	177,726
Realty Income Corp.	9,885	626,907
Regency Centers Corp.	1,755	126,764
Simon Property Group Inc.	3,616	611,176
Total Retail REITs		1,636,158
Specialized REITs — 1.0%
American Tower Corp.	5,379	1,250,940
Crown Castle Inc.	5,064	600,742
See Notes to Financial Statements.
Franklin S&P 500 Index Fund 2024 Annual Report

Schedule of Investments (cont’d)
September 30, 2024
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialized REITs — continued
Digital Realty Trust Inc.	3,511	$568,185
Equinix Inc.	1,097	973,730
Extra Space Storage Inc.	2,403	432,997
Iron Mountain Inc.	3,344	397,368
Public Storage	1,840	669,521
SBA Communications Corp.	1,220	293,654
VICI Properties Inc.	11,875	395,556
Weyerhaeuser Co.	8,262	279,751
Total Specialized REITs		5,862,444

Total Real Estate		13,068,606
Utilities — 2.5%
Electric Utilities — 1.6%
Alliant Energy Corp.	3,002	182,191
American Electric Power Co. Inc.	6,113	627,194
Constellation Energy Corp.	3,601	936,332
Duke Energy Corp.	8,911	1,027,438
Edison International	4,538	395,214
Entergy Corp.	2,418	318,233
Evergy Inc.	2,548	158,002
Eversource Energy	4,023	273,765
Exelon Corp.	11,326	459,269
FirstEnergy Corp.	5,879	260,734
NextEra Energy Inc.	23,546	1,990,343
NRG Energy Inc.	2,367	215,634
PG&E Corp.	24,918	492,629
Pinnacle West Capital Corp.	1,271	112,598
PPL Corp.	8,375	277,045
Southern Co.	12,609	1,137,080
Xcel Energy Inc.	6,269	409,366
Total Electric Utilities		9,273,067
Gas Utilities — 0.1%
Atmos Energy Corp.	1,733	240,384
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	8,067	161,824
Vistra Corp.	4,026	477,242
Total Independent Power and Renewable Electricity Producers		639,066
Multi-Utilities — 0.6%
Ameren Corp.	3,036	265,528
CenterPoint Energy Inc.	7,207	212,030
CMS Energy Corp.	3,390	239,436
See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2024 Annual Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Multi-Utilities — continued
	Consolidated Edison Inc.	3,926	$408,814
	Dominion Energy Inc.	9,779	565,128
	DTE Energy Co.	2,359	302,919
	NiSource Inc.	5,089	176,334
	Public Service Enterprise Group Inc.	5,818	519,024
	Sempra	7,184	600,798
	WEC Energy Group Inc.	3,581	344,421
	Total Multi-Utilities		3,634,432
Water Utilities — 0.1%
	American Water Works Co. Inc.	2,228	325,823

Total Utilities			14,112,772
Total Investments before Short-Term Investments (Cost — $190,016,855)			559,842,685
	Rate
Short-Term Investments — 1.3%
Invesco Treasury Portfolio, Institutional Class (Cost — $7,170,821)	4.787%	7,170,821	7,170,821 (b)
Total Investments — 99.9% (Cost — $197,187,676)			567,013,506
Other Assets in Excess of Liabilities — 0.1%			712,325
Total Net Assets — 100.0%			$567,725,831

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Investment in affiliate. This security is a component of the S&P 500 Index in which the Fund invests (Note 8).
(b)	Rate shown is one-day yield as of the end of the reporting period.
At September 30, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini S&P 500 Index	27	12/24	$7,718,945	$7,849,237	$130,292
See Notes to Financial Statements.
Franklin S&P 500 Index Fund 2024 Annual Report

Statement of Assets and Liabilities
September 30, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $197,116,082)	$566,940,301
Investments in affiliated securities, at value (Cost — $71,594)	73,205
Receivable for Fund shares sold	399,190
Deposits with brokers for open futures contracts	379,600
Dividends receivable from unaffiliated investments	307,691
Receivable for securities sold	77,915
Receivable from brokers — net variation margin on open futures contracts	31,211
Dividends receivable from affiliated investments	1,126
Prepaid expenses	18,828
Total Assets	568,229,067
Liabilities:
Payable for Fund shares repurchased	155,658
Service and/or distribution fees payable	83,745
Investment management fee payable	77,192
Transfer agent fees payable	68,656
Audit and tax fees payable	42,730
Fund accounting fees payable	30,109
Trustees’ fees payable	4,177
Accrued expenses	40,969
Total Liabilities	503,236
Total Net Assets	$567,725,831
Net Assets:
Par value (Note 7)	$126
Paid-in capital in excess of par value	196,568,225
Total distributable earnings (loss)	371,157,480
Total Net Assets	$567,725,831
Net Assets:
Class A	$526,099,736
Class D	$41,626,095
Shares Outstanding:
Class A	11,718,547
Class D	916,769
Net Asset Value:
Class A	$44.89
Class D	$45.41
See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2024 Annual Report

Statement of Operations
For the Year Ended September 30, 2024

Investment Income:
Dividends from unaffiliated investments	$7,110,774
Dividends from affiliated investments	4,268
Interest	21,809
Less: Foreign taxes withheld	(1,505)
Total Investment Income	7,135,346
Expenses:
Investment management fee (Note 2)	1,173,461
Service and/or distribution fees (Notes 2 and 5)	867,259
Transfer agent fees (Notes 2 and 5)	322,903
Fund accounting fees	71,227
Standard & Poor’s license fees	46,938
Registration fees	46,497
Legal fees	42,488
Audit and tax fees	42,230
Trustees’ fees	24,860
Shareholder reports	18,527
Commitment fees (Note 9)	4,267
Insurance	2,936
Custody fees	1,908
Interest expense	423
Miscellaneous expenses	8,952
Total Expenses	2,674,876
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(211,287)
Net Expenses	2,463,589
Net Investment Income	4,671,757
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(11,727)
Futures contracts	2,360,284
Net Realized Gain	2,348,557
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	132,538,999
Investments in affiliated securities	(17,999)
Futures contracts	195,802
Change in Net Unrealized Appreciation (Depreciation)	132,716,802
Net Gain on Investments and Futures Contracts	135,065,359
Increase in Net Assets From Operations	$139,737,116
See Notes to Financial Statements.
Franklin S&P 500 Index Fund 2024 Annual Report

Statements of Changes in Net Assets

For the Years Ended September 30,	2024	2023
Operations:
Net investment income	$4,671,757	$3,924,000
Net realized gain (loss)	2,348,557	(417,357)
Change in net unrealized appreciation (depreciation)	132,716,802	56,266,906
Increase in Net Assets From Operations	139,737,116	59,773,549
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(4,100,009)	(12,266,498)
Decrease in Net Assets From Distributions to Shareholders	(4,100,009)	(12,266,498)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	118,143,171	56,564,785
Reinvestment of distributions	4,071,743	12,188,993
Cost of shares repurchased	(52,356,629)	(39,832,914)
Increase in Net Assets From Fund Share Transactions	69,858,285	28,920,864
Increase in Net Assets	205,495,392	76,427,915
Net Assets:
Beginning of year	362,230,439	285,802,524
End of year	$567,725,831	$362,230,439
See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2024 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30:
Class A Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$33.43	$28.74	$35.94	$29.50	$27.21
Income (loss) from operations:
Net investment income	0.39	0.37	0.31	0.29	0.36
Net realized and unrealized gain (loss)	11.43	5.53	(5.58)	8.02	3.47
Total income (loss) from operations	11.82	5.90	(5.27)	8.31	3.83
Less distributions from:
Net investment income	(0.36)	(0.33)	(0.26)	(0.35)	(0.40)
Net realized gains	—	(0.88)	(1.67)	(1.52)	(1.14)
Total distributions	(0.36)	(1.21)	(1.93)	(1.87)	(1.54)
Net asset value, end of year	$44.89	$33.43	$28.74	$35.94	$29.50
Total return[2]	35.60%	20.99%	(15.77)%	29.24%	14.55%
Net assets, end of year (millions)	$526	$333	$260	$318	$263
Ratios to average net assets:
Gross expenses	0.58%	0.61%	0.61%	0.59%	0.61%
Net expenses[3,4]	0.54	0.54	0.57	0.59	0.59
Net investment income	0.98	1.15	0.91	0.86	1.31
Portfolio turnover rate	1%	3%	9%	3%	3%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects fee waivers and/or expense reimbursements.
[4]
As a result of an expense limitation arrangement, effective June 1, 2022, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.54%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. Prior to June 1, 2022, the expense limitation was 0.59%.

See Notes to Financial Statements.
Franklin S&P 500 Index Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30:
Class D Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$33.79	$29.05	$36.30	$29.77	$27.44
Income (loss) from operations:
Net investment income	0.47	0.44	0.39	0.36	0.41
Net realized and unrealized gain (loss)	11.57	5.58	(5.65)	8.10	3.51
Total income (loss) from operations	12.04	6.02	(5.26)	8.46	3.92
Less distributions from:
Net investment income	(0.42)	(0.40)	(0.32)	(0.41)	(0.45)
Net realized gains	—	(0.88)	(1.67)	(1.52)	(1.14)
Total distributions	(0.42)	(1.28)	(1.99)	(1.93)	(1.59)
Net asset value, end of year	$45.41	$33.79	$29.05	$36.30	$29.77
Total return[2]	35.89%	21.23%	(15.60)%	29.52%	14.78%
Net assets, end of year (000s)	$41,626	$29,248	$25,890	$29,592	$23,555
Ratios to average net assets:
Gross expenses	0.39%	0.42%	0.43%	0.40%	0.43%
Net expenses[3,4]	0.34	0.34	0.37	0.39	0.39
Net investment income	1.18	1.35	1.11	1.06	1.51
Portfolio turnover rate	1%	3%	9%	3%	3%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects fee waivers and/or expense reimbursements.
[4]
As a result of an expense limitation arrangement, effective June 1, 2022, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class D shares did not exceed 0.34%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. Prior to June 1, 2022, the expense limitation was 0.39%.

See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2024 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Franklin S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Franklin S&P 500 Index Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Franklin S&P 500 Index Fund 2024 Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
 Level 1 — unadjusted quoted prices in active markets for identical investments
•
 Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
 Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$559,842,685	—	—	$559,842,685
Short-Term Investments†	7,170,821	—	—	7,170,821
Total Investments	$567,013,506	—	—	$567,013,506
Other Financial Instruments:
Futures Contracts††	$130,292	—	—	$130,292
Total	$567,143,798	—	—	$567,143,798

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Franklin S&P 500 Index Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the

Franklin S&P 500 Index Fund 2024 Annual Report

derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of September 30, 2024, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(f) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.
Franklin S&P 500 Index Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(i) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$(185,775)	$185,775
(a)
Reclassifications are due to distributions paid in connection with the redemption of Fund shares.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC prior to November 30, 2023) is the Fund’s investment manager. Franklin Advisers, Inc. (“Franklin Advisers”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term

Franklin S&P 500 Index Fund 2024 Annual Report

instruments allocated to it. FTFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.25% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, FTFA pays Franklin Advisers a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, FTFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by FTFA.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A and Class D shares did not exceed 0.54% and 0.34%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.
During the year ended September 30, 2024, fees waived and/or expenses reimbursed amounted to $211,287.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended September 30, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $35,591 was earned by Investor Services.
Franklin S&P 500 Index Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended September 30, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$72,855,155
Sales	5,151,673
At September 30, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$201,215,246	$374,688,145	$(8,889,885)	$365,798,260
Futures contracts	—	130,292	—	130,292
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at September 30, 2024.

ASSET DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$130,292

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended September 30, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$2,360,284

Franklin S&P 500 Index Fund 2024 Annual Report

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$195,802
During the year ended September 30, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$7,840,602
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A shares calculated at the annual rate of 0.20% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended September 30, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$867,259	$297,816
Class D	—	25,087
Total	$867,259	$322,903
For the year ended September 30, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$194,743
Class D	16,544
Total	$211,287
6. Distributions to shareholders by class

	Year Ended September 30, 2024	Year Ended September 30, 2023
Net Investment Income:
Class A	$3,735,308	$3,046,883
Class D	364,701	348,399
Total	$4,100,009	$3,395,282
Net Realized Gains:
Class A	—	$8,099,420
Class D	—	771,796
Total	—	$8,871,216
Franklin S&P 500 Index Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
7. Shares of beneficial interest
At September 30, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	2,910,704	$113,441,207	1,663,292	$54,316,370
Shares issued on reinvestment	101,507	3,707,042	367,734	11,068,798
Shares repurchased	(1,254,880)	(49,279,062)	(1,112,016)	(35,548,097)
Net increase	1,757,331	$67,869,187	919,010	$29,837,071
Class D
Shares sold	118,607	$4,701,964	69,242	$2,248,415
Shares issued on reinvestment	9,889	364,701	36,861	1,120,195
Shares repurchased	(77,210)	(3,077,567)	(131,805)	(4,284,817)
Net increase (decrease)	51,286	$1,989,098	(25,702)	$(916,207)
8. Transactions with affiliated company
The Fund invests in securities that are components of the S&P 500 Index. Franklin Resources Inc. is a component of the S&P 500 Index and is considered to be affiliated with the Fund. Investments in Franklin Resources Inc. were made in accordance to its proportional weighting in the S&P 500 Index. The following transactions were effected in shares of Franklin Resources Inc. for the year ended September 30, 2024:

	Affiliate Value at September 30, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Franklin Resources Inc.	$69,635	$21,569	800	—	—

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2024
Franklin Resources Inc.	—	$4,268	$(17,999)	$73,205
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit

Franklin S&P 500 Index Fund 2024 Annual Report

Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended September 30, 2024.
10. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended September 30, was as follows:

	2024	2023
Distributions paid from:
Ordinary income	$4,100,009	$3,544,267
Net long-term capital gains	—	8,722,231
Total distributions paid	$4,100,009	$12,266,498
As of September 30, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$4,279,328
Undistributed long-term capital gains — net	1,083,673
Total undistributed earnings	$5,363,001
Other book/tax temporary differences(a)	(134,073)
Unrealized appreciation (depreciation)(b)	365,928,552
Total distributable earnings (loss) — net	$371,157,480

(a)
Other book/tax temporary differences are attributable to the tax deferral of losses on straddles, the realization for tax purposes of unrealized gains (losses) on futures, options and foreign currency contracts, the difference between cash and accrual basis distributions paid, the deferral of certain late year losses for tax purposes and book/tax differences in the timing of the deductibility of various expenses.

(b)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and the difference between the book and tax cost basis of investments in real estate investment trusts.

Franklin S&P 500 Index Fund 2024 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Investment Trust and Shareholders of Franklin S&P 500 Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin S&P 500 Index Fund (one of the funds constituting Legg Mason Partners Investment Trust, referred to hereafter as the “Fund”) as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statement of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
November 14, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin S&P 500 Index Fund 2024 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended September 30, 2024:

	Pursuant to:	Amount Reported
Long-Term Capital Gain Dividends Distributed	§852(b)(3)(C)	$30,245
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$6,119,259
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$6,343,524
Short-Term Capital Gain Dividends Distributed	§871(k)(2)(C)	$25,976
Qualified Business Income Dividends Earned	§199A	$236,528
Franklin S&P 500 Index Fund

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.

Franklin S&P 500 Index Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
At an in-person meeting of the Board of Trustees of Legg Mason Partners Investment Trust (the “Trust”) held on May 2-3, 2024, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (formerly Legg Mason Partners Fund Advisor, LLC) (the “Manager”) with respect to Franklin S&P 500 Index Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Advisers, and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Sub-Advisers, as well as the management, advisory and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2024 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board approval of management agreement and sub-advisory agreements
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the
Franklin S&P 500 Index Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Sub-Advisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreements
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks

Franklin S&P 500 Index Fund

associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Sub-Adviser’s risk management processes.
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Sub-Advisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as S&P 500 index funds by Lipper, showed, among other data, that the performance of the Fund’s Class A shares for the 1-, 3-, 5- and 10-year periods ended December 31, 2023 was below the median performance of the funds in the Performance Universe for each period. The Board noted the explanations from the Manager and Franklin Advisers concerning the reasons for the Fund’s relative performance versus the peer group for the various periods.
Franklin S&P 500 Index Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.
Management fees and expense ratios
The Board reviewed and considered the contractual management fee payable by the Fund to the Manager (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager after giving effect to breakpoints and waivers, if any (the “Actual Management Fee”), in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. The Board also noted that the compensation paid to the Sub-Advisers is the responsibility and expense of the Manager, not the Fund.
The Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper.  It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Sub-Advisers to other U.S. clients investing primarily in an asset class similar to that of the Fund.
The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts, and the differences in the degree of entrepreneurial and other risks borne by the Manager in managing the Fund and in managing other types of accounts.
The Board considered the overall management fee, the fees of each of the Sub-Advisers and the amount of the management fee retained by the Manager after payment of the sub-advisory fees, in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
The Board also received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee as well as its actual total expense ratio with those of a group of retail no-load funds consisting of ten S&P 500 index funds (including the

Franklin S&P 500 Index Fund

Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of retail no-load S&P 500 index funds (including the Fund) (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was approximately equivalent to the median of management fees payable by the funds in the Expense Group and that the Fund’s Actual Management Fee was approximately equivalent to the median of management fees paid by the funds in the Expense Group and above the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s actual total expense ratio was above the median of the total expense ratios of the funds in the Expense Group and above the median of the actual total expense ratios of the funds in the Expense Universe. The Board took into account management’s discussion of the Fund’s expenses and noted the limited size of the Expense Group. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2025.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the sub-advisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board also noted the size of the Fund.
The Board determined that the management fee structure for the Fund was reasonable.
Other benefits to the manager and the sub-advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.
Franklin S&P 500 Index Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Sub-Advisers and their affiliates received were reasonable.

Franklin S&P 500 Index Fund

Franklin
S&P 500 Index Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
Ken Miller
G. Peter O’Brien*
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC**
Subadviser
Franklin Advisers, Inc.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
*
Effective February 7, 2024, Mr. O’Brien became Chair of the Board.
**
Formerly known as Legg Mason Partners Fund Advisor, LLC.
Franklin S&P 500 Index Fund
The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.
Franklin S&P 500 Index Fund
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin S&P 500 Index Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•
Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•
Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•
Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•
Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•
Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or
NOT PART OF THE ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE ANNUAL REPORT

90138-AFSOI 11/24
© 2024 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	November 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	November 21, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	November 21, 2024